Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Inventory [Line Items]
Total	$ 555	$ 536
Lubricants [Member]
Inventory [Line Items]
Total	$ 555	$ 536